Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,254,598	$ 1,707,801	$ 1,309,429	$ 1,114,131